Derivative Financial Asset - Summary of Derivative Financial Asset (Detail) - 12 months ended Jun. 30, 2025	EUR (€)	AUD ($)	EUR (€)
Disclosure of detailed information about hedged items [line items]
Notional amount | $		$ 1
EUR/AUD [Member] | Foreign Exchange Contract Derivatives [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount			€ 10,218,192
Closing foreign exchange rate		0.5515	0.5515
Foreign exchange gain	€ 9,242